Balances and transactions with related parties	12 Months Ended
Dec. 31, 2018
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Balances and transactions with related parties
(9)	Balances and transactions with related parties

The following is a summary of related party transactions for the years ended December 31, 2018 and 2017:

Company	Country	December 31, 2018				December 31, 2017
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
SP SYN Participações S.A.	Brazil	$—	$—	$585	$—	$13,853	$—	$860	$—
OceanAir Linhas Aéreas, S.A.	Brazil	6,199	1,078	23,062	58,479	1,725	4,264	28,906	33,888
Aerovias Beta Corp.	Panama	—	—	—	—	977	—	—	—
Aeromantenimiento, S.A.	El Salvador	10	—	—	—	17	—	—	622
Transportadora del Meta S.A.S.	Colombia	13	569	19	4,781	—	222	18	3,444
Empresariales S.A.S.	Colombia	—	364	5	3,511	—	467	3	10,107
Global Operadora Hotelera S.A.S	Colombia	9	532	7	5,954	8	636	9	5,340
Synergy Aerospace Corp.	Panamá	—	—	—	—	512	1,262	—	4,201
Corp. Hotelera Internac S.A.	El Salvador	—	203	—	745	—	83	—	432
Other		59	81	6	2	112	253	23	846

Subtotal		$6,290	$2,827	$23,684	$73,472	$17,204	$7,187	$29,819	$58,880

		Receivables	Payables			Receivables	Payables
Short–term		$6,290	$2,827			$17,204	$7,187

Accounts receivable with SP SYN Participações S.A. As of December 31, 2018 there are payments in full.

The Group has not recognized any expense or provision for doubtful accounts since it is expected that the balances will be recovered completely.

All related parties are companies controlled by the same ultimate shareholder that controls Avianca Holdings S.A. The following is a description of the nature of services provided by and to related parties. These transactions include:

Related party	Nature of Services
Aeromantenimiento S.A.	Aircraft maintenance company that provides aircraft overhaul services to the Group.

Aerovías Beta Corp.	Accounts receivable correspond to amounts due to Latin Airways Corp. as a result of the spin-off of Aerovías Beta Corp., which led to the creation of Latin Airways Corp.

Corporación Hotelera Internacional S.A. Global Operadora Hotelera S.A.S.	Accommodation services for crews and employees of the Group.

Empresariales S.A.S.	Transportation services for employees of Avianca, S.A.

OceanAir Linhas Aéreas, S.A.	The Group provides to and receives from OceanAir logistic services, marketing and advertising, maintenance services, and training services. The Group has entered into a licensing agreement with OceanAir for the use of the Avianca trademark in Brazil. Additionally, the Group leases aircraft to OceanAir (see Note 33). On November 4, 2014, Tampa Cargo S.A.S., entered into a Block Space Agreement with OceanAir Linhas Aéreas, S.A., acquiring priority rights and a minimum guaranteed cargo capacity on certain flights of the carrier.

SP SYN Participações S.A.	Avianca, S.A. (“Avianca”) and SP SYN Participações S.A. (“SP SYN”) signed a novation of the receivables from OceanAir Linhas Aéreas, S.A. (“OceanAir”) whereby SP SYN would be the new debtor.

Synergy Aerospace Corp.	The balances of accounts receivable correspond to reserves on aircraft engines and maintenance contracts. The balances payable originate in payments executed by Synergy Aerospace Corp. on behalf of Latin Airways Corp.

Related party	Nature of Services
Transportadora del Meta S.A.S.	It provides Avianca, S.A. ground transportation services for cargo / courier shipments.

Key management personnel compensation expense

During 2018 and 2017 the short-term employee benefits for key management personnel are $26,499 and $22,074. The Group does not have any long-term benefits including post-employment benefits, defined contribution plan, termination benefits or other long term benefits for the key management personnel.

Following the detail for short-term compensation.

	December 31, 2018	December 31, 2017
Salaries	$13,791	$13,571
Bonuses	8,775	5,054
Social benefits	3,027	2,604
Loans	—	55
Compensation	73	31
Others	833	759

Total	$26,499	$22,074